Trade and Notes Payable -Aging Analysis Of Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Trade and Notes Payable
Total	¥ 9,376,050	$ 1,471,307	¥ 3,160,515
Within 3 months
Trade and Notes Payable
Total	7,539,833		3,118,840
Between 3 months and 6 months
Trade and Notes Payable
Total	1,639,286		18,537
Between 6 months and 1 year
Trade and Notes Payable
Total	161,913		10,676
More than 1 year
Trade and Notes Payable
Total	¥ 35,018		¥ 12,462